C10 Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Intangible Assets

Intangible assets 2017

	Capitalized development expenses				Goodwill	IPR1). brands and other intangible assets
		For internal use
	To be marketed	Acquired costs	Internal costs	Total	Total	Total
Cost
Opening balance	18,246	2,213	1,847	22,306	43,405	57,340
Acquisitions/capitalization	1,340	—	104	1,444	—	336
Balances regarding acquired/divested businesses2)	—	—	—	—	–122	101
Sales/disposals	—	—	–1,019	–1,019	—	–152
Translation difference	—	—	—	—	–2,484	–1,693

Closing balance	19,586	2,213	932	22,731	40,799	55,932
Accumulated amortization
Opening balance	–8,243	–2,158	–1,614	–12,015	—	–44,262
Amortization	–2,586	—	–95	–2,681	—	–1,667
Sales/disposals	—	—	1,019	1,019	—	152
Reclassification	–101	—	101	—	—	—
Translation difference	—	—	—	—	—	1,343

Closing balance	–10,930	–2,158	–589	–13,677	—	–44,434
Accumulated impairment losses
Opening balance	–2,123	–55	–37	–2,215	–18	–5,331
Impairment losses	–2,058	—	–187	–2,245	–12,966	–2,019

Closing balance	–4,181	–55	–224	–4,460	–12,984	–7,350

Net carrying value	4,475	—	119	4,593	27,815	4,148

1)	Intellectual property rights.
2)	For more information on acquired/divested businesses, see Note C26, “Business combinations.”

Intangible assets 2016

	Capitalized development expenses				Goodwill	IPR1), brands and other intangible assets
		For internal use
	To be marketed	Acquired costs	Internal costs	Total	Total	Total
Cost
Opening balance	15,307	2,213	1,697	19,217	41,105	55,895
Acquisitions/capitalization	4,333	—	150	4,483	—	15
Balances regarding acquired/divested businesses 2)	—	—	—	—	585	177
Sales/disposals	–1,394	—	—	–1,394	—	–870
Reclassifications	—	—	—	—	–640	640
Translation difference	—	—	—	—	2,355	1,483

Closing balance	18,246	2,213	1,847	22,306	43,405	57,340
Accumulated amortization
Opening balance	–7,995	–2,158	–1,441	–11,594	—	–41,248
Amortization	–1,642	—	–173	–1,815	—	–2,650
Sales/disposals	1,394	—	—	1,394	—	840
Translation difference	—	—	—	—	—	–1,204

Closing balance	–8,243	–2,158	–1,614	–12,015	—	–44,262
Accumulated impairment losses
Opening balance	–2,038	–55	–37	–2,130	–18	–5,331
Impairment losses	–85	—	—	–85	—	—

Closing balance	–2,123	–55	–37	–2,215	–18	–5,331

Net carrying value	7,880	—	196	8,076	43,387	7,747

1)	Intellectual property rights.
2)	For more information on acquired/divested businesses, see Note C26, “Business combinations.”

Summary of Impairment Write-down by Segment

Impairment write-down by Segment 2017

SEK billion	Networks	Digital Services	Other		Total
Goodwill	—	6.9	6.1	1)	13.0
Intangible assets	0.1	0.9	1.0		2.0
Capitalized development expenses	0.3	0.9	1.0		2.2

Total write-down	0.4	8.7	8.1		17.2

1)	Of which Media Solutions SEK 6.0 billion and Red Bee Media SEK 0.1 billion.